Segmented information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of segment reporting information

Total Assets by Segment	December 31, 2023	December 31, 2022
Bermuda	5,181,431	5,405,365
Cayman	4,341,739	4,566,144
Channel Islands and the UK	4,204,561	4,626,183
Other	63,470	35,874
Total assets before inter-segment eliminations	13,791,201	14,633,566
Less: inter-segment eliminations	(417,181)	(327,504)
Total	13,374,020	14,306,062

2023	Net interest income		Provision for credit (losses) recoveries	Non-interest income	Net revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	184,435	(3,774)	(4,755)	89,948	265,854	4,011	269,865	198,859	71,006
Cayman	127,829	5,858	61	66,891	200,639	(4)	200,635	64,511	136,124
Channel Islands and the UK	54,613	(2,084)	242	39,074	91,845	(253)	91,592	77,931	13,661
Other	83		—	35,801	35,884	(1)	35,883	31,182	4,701
Total before eliminations	366,960	—	(4,452)	231,714	594,222	3,753	597,975	372,483	225,492
Inter-segment eliminations	—	—	—	(19,378)	(19,378)	—	(19,378)	(19,378)	—
Total	366,960	—	(4,452)	212,336	574,844	3,753	578,597	353,105	225,492

2022	Net interest income		Provision for credit (losses) recoveries	Non-interest income	Net revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	165,330	(3,388)	(1,226)	87,855	248,571	22	248,593	188,676	59,917
Cayman	113,301	2,593	(573)	66,696	182,017	(19)	181,998	62,120	119,878
Channel Islands and the UK	64,928	795	(597)	40,485	105,611	1,503	107,114	73,955	33,159
Other	25	—	—	29,425	29,450	16	29,466	28,400	1,066
Total before eliminations	343,584	—	(2,396)	224,461	565,649	1,522	567,171	353,151	214,020
Inter-segment eliminations	—	—	—	(17,874)	(17,874)	—	(17,874)	(17,874)	—
Total	343,584	—	(2,396)	206,587	547,775	1,522	549,297	335,277	214,020

2021	Net interest income		Provision for credit (losses) recoveries	Non-interest income	Net revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	147,295	(1,304)	2,206	84,641	232,838	880	233,718	186,806	46,912
Cayman	89,757	1,241	1,415	58,058	150,471	213	150,684	58,945	91,739
Channel Islands and the UK	62,752	63	(493)	45,294	107,616	(2,454)	105,162	81,654	23,508
Other	3	—	—	27,549	27,552	—	27,552	27,043	509
Total before eliminations	299,807	—	3,128	215,542	518,477	(1,361)	517,116	354,448	162,668
Inter-segment eliminations	—	—	—	(17,435)	(17,435)	—	(17,435)	(17,435)	—
Total	299,807	—	3,128	198,107	501,042	(1,361)	499,681	337,013	162,668